Accounts and notes payable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts and notes payable
Schedule of accounts and notes payable

	As of December 31
	2021	2022
	RMB	RMB

Payables related to service fees and incentives to drivers	3,306,362	2,465,919
Payables related to driver management fees	157,421	155,279
Other accounts payable	439,707	204,124
Notes payable	721,463	44,724
Total	4,624,953	2,870,046